LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Jun. 30, 2020 USD ($)
LONG-TERM LOANS
2021	$ 812
2022	15,748
2023	290
2024	205
2025 and onwards	259
Loans Payable to Bank	$ 17,314